UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07171

Name of Fund:  BlackRock Advantage Global Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2026

Date of reporting period: 12/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Advantage Global Fund, Inc.

Class K Shares | MKGCX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$36	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$521,539,630
Number of Portfolio Holdings...
226
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.5%
Japan...
4.4
China...
3.3
Taiwan...
2.6
Canada...
2.5
Australia...
2.3
United Kingdom...
2.2
Germany...
2.1
South Korea...
1.9
Italy...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.2
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.1%
NVIDIA Corp...
4.9
Microsoft Corp...
4.6
Amazon.com, Inc...
3.1
Alphabet, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.8
Morgan Stanley...
1.8
Taiwan Semiconductor Manufacturing Co. Ltd...
1.6
Pfizer, Inc...
1.6
CME Group, Inc., Class A...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Class K Shares | MKGCX

Semi-Annual Shareholder Report — December 31, 2025

MKGCX-12/25-SAR

BlackRock Advantage Global Fund, Inc.

Class R Shares | MRGSX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$521,539,630
Number of Portfolio Holdings...
226
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.5%
Japan...
4.4
China...
3.3
Taiwan...
2.6
Canada...
2.5
Australia...
2.3
United Kingdom...
2.2
Germany...
2.1
South Korea...
1.9
Italy...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.2
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.1%
NVIDIA Corp...
4.9
Microsoft Corp...
4.6
Amazon.com, Inc...
3.1
Alphabet, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.8
Morgan Stanley...
1.8
Taiwan Semiconductor Manufacturing Co. Ltd...
1.6
Pfizer, Inc...
1.6
CME Group, Inc., Class A...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Class R Shares | MRGSX

Semi-Annual Shareholder Report — December 31, 2025

MRGSX-12/25-SAR

BlackRock Advantage Global Fund, Inc.

Institutional Shares | MAGCX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$521,539,630
Number of Portfolio Holdings...
226
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.5%
Japan...
4.4
China...
3.3
Taiwan...
2.6
Canada...
2.5
Australia...
2.3
United Kingdom...
2.2
Germany...
2.1
South Korea...
1.9
Italy...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.2
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.1%
NVIDIA Corp...
4.9
Microsoft Corp...
4.6
Amazon.com, Inc...
3.1
Alphabet, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.8
Morgan Stanley...
1.8
Taiwan Semiconductor Manufacturing Co. Ltd...
1.6
Pfizer, Inc...
1.6
CME Group, Inc., Class A...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Institutional Shares | MAGCX

Semi-Annual Shareholder Report — December 31, 2025

MAGCX-12/25-SAR

BlackRock Advantage Global Fund, Inc.

Investor A Shares | MDGCX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$521,539,630
Number of Portfolio Holdings...
226
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.5%
Japan...
4.4
China...
3.3
Taiwan...
2.6
Canada...
2.5
Australia...
2.3
United Kingdom...
2.2
Germany...
2.1
South Korea...
1.9
Italy...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.2
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.1%
NVIDIA Corp...
4.9
Microsoft Corp...
4.6
Amazon.com, Inc...
3.1
Alphabet, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.8
Morgan Stanley...
1.8
Taiwan Semiconductor Manufacturing Co. Ltd...
1.6
Pfizer, Inc...
1.6
CME Group, Inc., Class A...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Investor A Shares | MDGCX

Semi-Annual Shareholder Report — December 31, 2025

MDGCX-12/25-SAR

BlackRock Advantage Global Fund, Inc.

Investor C Shares | MCGCX

Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$92	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$521,539,630
Number of Portfolio Holdings...
226
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of December 31, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
United States...
66.5%
Japan...
4.4
China...
3.3
Taiwan...
2.6
Canada...
2.5
Australia...
2.3
United Kingdom...
2.2
Germany...
2.1
South Korea...
1.9
Italy...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.2
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.1%
NVIDIA Corp...
4.9
Microsoft Corp...
4.6
Amazon.com, Inc...
3.1
Alphabet, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.8
Morgan Stanley...
1.8
Taiwan Semiconductor Manufacturing Co. Ltd...
1.6
Pfizer, Inc...
1.6
CME Group, Inc., Class A...
1.5
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Global Fund, Inc.

Investor C Shares | MCGCX

Semi-Annual Shareholder Report — December 31, 2025

MCGCX-12/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Advantage Global Fund, Inc.
BlackRock International Select Equity Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 2.3%
Commonwealth Bank of Australia ... 20,184 $ 2,154,421
CSL Ltd. .................... 4,555 524,196
Fortescue Ltd. ................ 188,357 2,754,250
Glencore plc ................. 177,823 972,098
Macquarie Group Ltd. ........... 11,887 1,606,292
QBE Insurance Group Ltd. ....... 67,606 895,066
Rio Tinto plc ................. 19,789 1,594,025
Santos Ltd. .................. 349,406 1,435,076
Woodside Energy Group Ltd. ...... 11,208 174,762
12,110,186
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao ....... 540,778 1,382,718
Lojas Renner SA .............. 286,740 705,917
MBRF Global Foods Co. SA ...... 291,185 1,063,299
Seguridade Participacoes SA ...... 17,495 116,077
3,268,011
Canada — 2.5%
Barrick Mining Corp. ............ 54,829 2,388,420
Canadian Natural Resources Ltd. ... 20,833 705,640
Power Corp. of Canada ......... 50,792 2,699,557
Sun Life Financial, Inc. .......... 10,843 676,863
Suncor Energy, Inc. ............ 98,781 4,384,349
TELUS Corp. ................ 182,896 2,410,541
13,265,370
China — 3.3%
Alibaba Group Holding Ltd. ....... 46,500 853,785
Bank of Jiangsu Co. Ltd. , Class A ... 1,949,000 2,905,703
BOC Hong Kong Holdings Ltd. ..... 16,500 83,737
Foxconn Industrial Internet Co. Ltd. ,
Class A .................. 126,300 1,121,052
Industrial Bank Co. Ltd. , Class A .... 871,600 2,631,854
Jiangsu Yanghe Distillery Co. Ltd. ,
Class A .................. 12,900 112,307
Shandong Nanshan Aluminum Co. Ltd. ,
Class A .................. 646,800 498,598
Tencent Holdings Ltd. ........... 92,500 7,098,777
Xiaomi Corp. , Class B
(a) (b) (c)
....... 364,200 1,838,056
ZTE Corp. , Class H ............ 44,800 156,520
17,300,389
Denmark — 0.1%
Carlsberg A/S , Class B .......... 641 83,896
Danske Bank A/S .............. 3,519 175,726
Pandora A/S ................. 295 32,623
292,245
Finland — 0.3%
Kone OYJ , Class B ............ 10,513 744,772
Nordea Bank Abp ............. 34,899 656,599
1,401,371
France — 1.2%
AXA SA .................... 42,286 2,028,927
Hermes International SCA ........ 326 809,409
LVMH Moet Hennessy Louis Vuitton SE 689 519,324
Sodexo SA .................. 10,623 544,280
TotalEnergies SE .............. 35,512 2,315,312
6,217,252
Germany — 2.1%
Deutsche Telekom AG (Registered) . 10,125 329,579
Siemens AG (Registered) ........ 19,357 5,421,443
Security
Shares
Shares Value
Germany (continued)
Siemens Energy AG
(a)
........... 38,035 $ 5,335,876
11,086,898
Guatemala — 0.0%
Millicom International Cellular SA ... 1,505 83,437
Hong Kong — 0.8%
AIA Group Ltd. ............... 396,720 4,083,476
India — 1.1%
Alkem Laboratories Ltd. ......... 2,455 150,370
Birlasoft Ltd. ................. 27,669 133,446
DLF Ltd. .................... 14,664 112,195
KPIT Technologies Ltd. .......... 10,367 135,358
Larsen & Toubro Ltd. ........... 16,260 738,987
Lupin Ltd. ................... 10,624 249,549
Multi Commodity Exchange of India
Ltd. ..................... 3,623 449,458
SBI Life Insurance Co. Ltd.
(b) (c)
..... 6,724 152,413
Tata Consultancy Services Ltd. .... 93,773 3,350,433
Voltas Ltd. .................. 8,128 123,112
5,595,321
Ireland — 0.8%
Accenture plc , Class A .......... 4,612 1,237,399
AerCap Holdings NV ........... 18,992 2,730,290
3,967,689
Israel — 0.2%
Check Point Software Technologies
Ltd.
(a)
.................... 4,743 880,111
Italy — 1.7%
Enel SpA ................... 532,290 5,534,397
Intesa Sanpaolo SpA ........... 230,501 1,592,787
Mediobanca Banca di Credito
Finanziario SpA ............. 72,237 1,499,704
UniCredit SpA ................ 2,546 210,877
8,837,765
Japan — 4.4%
ENEOS Holdings, Inc. .......... 262,000 1,853,678
Fujitsu Ltd. .................. 48,700 1,338,418
Hitachi Ltd. .................. 47,800 1,499,083
Japan Tobacco, Inc. ............ 67,300 2,418,917
Mitsui & Co. Ltd. .............. 20,200 599,886
Murata Manufacturing Co. Ltd. ..... 125,000 2,583,494
NEC Corp. .................. 81,200 2,747,443
Obayashi Corp. ............... 28,500 596,445
Panasonic Holdings Corp. ........ 38,800 503,005
Recruit Holdings Co. Ltd. ........ 14,200 797,920
SoftBank Group Corp. .......... 8,000 224,427
Sony Financial Group, Inc.
(a)
...... 307,100 325,451
Sony Group Corp. ............. 177,800 4,560,746
Tokyo Electron Ltd. ............ 2,000 445,455
Toyota Motor Corp. ............ 104,900 2,252,948
22,747,316
Malaysia — 0.0%
YTL Corp. Bhd. ............... 266,000 133,476
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV ,
Class O .................. 5,005 46,399
Wal-Mart de Mexico SAB de CV .... 301,100 938,539
984,938

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands — 0.0%
Argenx SE
(a)
................. 176 $ 148,464
Republic of Turkiye — 0.3%
Ford Otomotiv Sanayi A/S ........ 106,087 228,727
Haci Omer Sabanci Holding A/S .... 75,478 147,818
KOC Holding A/S .............. 70,541 276,758
Turkiye Garanti Bankasi A/S ...... 63,261 210,939
Turkiye Is Bankasi A/S , Class C .... 1,270,818 416,074
Turkiye Petrol Rafinerileri A/S ...... 106,252 455,809
1,736,125
Russia — 0.0%
(a)(d)
Alrosa PJSC ................. 18,331 2
Mobile TeleSystems PJSC ........ 3,760 1
3
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 11,600 508,134
South Korea — 1.9%
KCC Corp. .................. 595 173,538
Kia Corp. ................... 12,935 1,096,545
LG Display Co. Ltd.
(a)
........... 22,864 187,852
NAVER Corp. ................ 5,031 845,719
Samsung Electronics Co. Ltd. ..... 59,081 4,951,868
SK Hynix, Inc. ................ 6,099 2,762,104
10,017,626
Spain — 1.0%
Banco de Sabadell SA .......... 205,645 810,416
Iberdrola SA ................. 151,248 3,275,033
Telefonica SA ................ 241,866 992,848
5,078,297
Sweden — 0.3%
Essity AB , Class B ............. 4,829 138,840
Skandinaviska Enskilda Banken AB ,
Class A .................. 7,557 159,329
Svenska Handelsbanken AB , Class A 50,013 724,566
Swedbank AB , Class A .......... 14,929 517,962
Volvo AB , Class B ............. 7,729 245,973
1,786,670
Switzerland — 0.9%
ABB Ltd. (Registered) ........... 59,686 4,399,906
Swisscom AG (Registered) ....... 229 166,336
4,566,242
Taiwan — 2.6%
AUO Corp. .................. 413,000 160,671
Bizlink Holding, Inc. ............ 17,286 835,110
Chroma ATE, Inc. .............. 57,000 1,409,808
Elan Microelectronics Corp. ....... 14,000 52,722
MediaTek, Inc. ................ 54,354 2,467,954
Nanya Technology Corp.
(a)
........ 105,000 644,456
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 168,000 8,258,424
13,829,145
United Kingdom — 2.2%
AstraZeneca plc .............. 7,636 1,413,113
Aviva plc ................... 14,929 137,271
B&M European Value Retail SA .... 445,302 1,009,457
BAE Systems plc .............. 130,627 3,006,388
British Land Co. plc (The) ........ 27,550 149,497
HSBC Holdings plc ............ 93,878 1,477,259
International Consolidated Airlines
Group SA ................. 88,035 488,190
Intertek Group plc ............. 9,571 593,561
Security
Shares
Shares Value
United Kingdom (continued)
NatWest Group plc ............. 44,019 $ 386,147
Next plc .................... 9,939 1,829,772
Smiths Group plc .............. 26,180 828,080
11,318,735
United States — 66.5%
AbbVie, Inc. ................. 10,742 2,454,440
Adobe, Inc.
(a)
................. 2,367 828,426
Advanced Micro Devices, Inc.
(a)
.... 11,884 2,545,077
AECOM .................... 9,311 887,618
AGNC Investment Corp. ......... 39,613 424,651
Alexandria Real Estate Equities, Inc. . 22,270 1,089,894
Allstate Corp. (The) ............ 8,506 1,770,524
Alnylam Pharmaceuticals, Inc.
(a)
.... 379 150,709
Alphabet, Inc. , Class A .......... 31,948 9,999,724
Alphabet, Inc. , Class C .......... 22,555 7,077,759
Altria Group, Inc. .............. 41,416 2,388,047
Amazon.com, Inc.
(a)
............ 69,524 16,047,530
AMETEK, Inc. ................ 23,426 4,809,592
Amgen, Inc. ................. 3,763 1,231,668
Analog Devices, Inc. ............ 7,477 2,027,762
Annaly Capital Management, Inc. ... 15,995 357,648
Apple, Inc. .................. 97,979 26,636,571
Arista Networks, Inc.
(a)
.......... 8,505 1,114,410
AT&T, Inc. ................... 92,823 2,305,723
Bank of America Corp. .......... 141,396 7,776,780
Booking Holdings, Inc. .......... 327 1,751,193
BorgWarner, Inc. .............. 68,386 3,081,473
Broadcom, Inc. ............... 20,154 6,975,299
BRP, Inc. ................... 770 54,445
Caterpillar, Inc. ............... 2,433 1,393,793
Charles Schwab Corp. (The) ...... 37,275 3,724,145
Chevron Corp. ................ 21,007 3,201,677
Citigroup, Inc. ................ 40,439 4,718,827
CME Group, Inc. , Class A ........ 28,968 7,910,581
Coinbase Global, Inc. , Class A
(a)
.... 1,122 253,729
Comcast Corp. , Class A ......... 148,233 4,430,684
Conagra Brands, Inc. ........... 39,334 680,872
Costco Wholesale Corp. ......... 4,956 4,273,757
Crown Castle, Inc. ............. 8,510 756,284
Delta Air Lines, Inc. ............ 11,365 788,731
Devon Energy Corp. ............ 41,007 1,502,086
Digital Realty Trust, Inc. ......... 2,937 454,383
Eli Lilly & Co. ................ 2,893 3,109,049
Equinix, Inc. ................. 2,038 1,561,434
Experian plc ................. 44,667 2,013,882
GE Vernova, Inc. .............. 1,302 850,948
General Motors Co. ............ 5,255 427,337
Gilead Sciences, Inc. ........... 5,980 733,985
GSK plc .................... 41,308 1,012,757
Honeywell International, Inc. ...... 35,990 7,021,289
ICON plc
(a)
.................. 2,710 493,816
Insmed, Inc.
(a)
................ 586 101,987
Intel Corp.
(a)
................. 81,694 3,014,509
Johnson & Johnson ............ 13,534 2,800,861
JPMorgan Chase & Co. ......... 29,861 9,621,811
Lam Research Corp. ........... 14,291 2,446,333
Lockheed Martin Corp. .......... 6,477 3,132,731
LyondellBasell Industries NV , Class A 116,235 5,032,976
MasTec, Inc.
(a)
................ 8,071 1,754,393
Medtronic plc ................ 25,208 2,421,481
Meta Platforms, Inc. , Class A ...... 9,471 6,251,712
Micron Technology, Inc. .......... 13,993 3,993,742
Microsoft Corp. ............... 49,507 23,942,575
Moody's Corp. ................ 5,297 2,705,973
Morgan Stanley ............... 53,154 9,436,430

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Motorola Solutions, Inc. ......... 9,133 $ 3,500,862
Netflix, Inc.
(a)
................. 11,722 1,099,055
Northrop Grumman Corp. ........ 3,584 2,043,633
Novartis AG (Registered) ........ 21,065 2,902,673
NVIDIA Corp. ................ 137,903 25,718,910
Old Republic International Corp. .... 8,597 392,367
Oracle Corp. ................. 8,000 1,559,280
Palantir Technologies, Inc. , Class A
(a)
7,664 1,362,276
Pfizer, Inc. .................. 329,698 8,209,480
PNC Financial Services Group, Inc.
(The) .................... 16,561 3,456,778
Procter & Gamble Co. (The) ...... 16,643 2,385,108
Progressive Corp. (The) ......... 19,151 4,361,066
QUALCOMM, Inc. ............. 17,725 3,031,861
Regeneron Pharmaceuticals, Inc. ... 898 693,139
Rithm Capital Corp. ............ 12,630 137,667
ROBLOX Corp. , Class A
(a)
........ 8,117 657,721
RTX Corp. .................. 8,665 1,589,161
Salesforce, Inc. ............... 8,238 2,182,329
Sandisk Corp.
(a)
............... 5,542 1,315,560
Shell plc .................... 150,842 5,558,867
Skyworks Solutions, Inc. ......... 5,568 353,067
Starwood Property Trust, Inc. ...... 6,574 118,398
Take-Two Interactive Software, Inc.
(a)
. 15,315 3,921,100
Tesla, Inc.
(a)
.................. 14,957 6,726,462
Texas Instruments, Inc. .......... 21,808 3,783,470
Travelers Cos., Inc. (The) ........ 7,139 2,070,738
UnitedHealth Group, Inc. ......... 6,020 1,987,262
US Bancorp ................. 50,125 2,674,670
VeriSign, Inc. ................ 10,094 2,452,337
Verizon Communications, Inc. ..... 100,508 4,093,691
Vertex Pharmaceuticals, Inc.
(a)
..... 834 378,102
Visa, Inc. , Class A ............. 11,869 4,162,577
Walmart, Inc. ................. 65,310 7,276,187
Western Digital Corp. ........... 17,485 3,012,141
346,926,518
Total Common Stocks — 97.4%
(Cost: $ 372,551,222 ) ............................. 508,171,210
Preferred Securities
Preferred Stocks — 0.3%
Brazil — 0.3%
ISA Energia Brasil SA (Preference) .. 21,795 109,084
Itau Unibanco Holding SA (Preference) 133,315 956,914
Itausa SA (Preference) .......... 21,943 46,938
Marcopolo SA (Preference) ....... 206,570 225,572
Usinas Siderurgicas de Minas Gerais S
(Preference)
(a)
.............. 149,234 160,171
1,498,679
Total Preferred Securities — 0.3%
(Cost: $ 1,532,232 ) .............................. 1,498,679
Total Long-Term Investments — 97 .7%
(Cost: $ 374,083,454 ) ............................. 509,669,889
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65%
(e) (f)
.... 10,710,835 $ 10,710,835
Total Short-Term Securities — 2 .1%
(Cost: $ 10,710,835 ) .............................. 10,710,835
Total Investments — 99.8%
(Cost: $ 384,794,289 ) ............................. 520,380,724
Other Assets Less Liabilities — 0.2% ................... 1,158,906
Net Assets — 100.0% .............................. $ 521,539,630

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (10)
(b)
$ 10 $ — $ — — $ 1,380
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 9,845,942 864,893
(b)
— — — 10,710,835 10,710,835 140,790 —
$ 10 $ — $ 10,710,835 $ 142,170 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 18 03/20/26 $ 2,612 $ 18,015
MSCI Emerging Markets Index ................................................. 16 03/20/26 1,129 28,576
S&P 500 E-Mini Index ....................................................... 20 03/20/26 6,893 16,347
$ 62,938
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 62,938 $ — $ — $ — $ 62,938
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 954,446 $ — $ — $ — $ 954,446
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (128,644) $ — $ — $ — $ (128,644)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,245,294
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 12,110,186 $ — $ 12,110,186
Brazil ............................................... 1,063,299 2,204,712 — 3,268,011

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Canada ............................................. $ 13,265,370 $ — $ — $ 13,265,370
China ............................................... 2,905,703 14,394,686 — 17,300,389
Denmark ............................................. — 292,245 — 292,245
Finland .............................................. — 1,401,371 — 1,401,371
France .............................................. — 6,217,252 — 6,217,252
Germany ............................................ — 11,086,898 — 11,086,898
Guatemala ........................................... 83,437 — — 83,437
Hong Kong ........................................... — 4,083,476 — 4,083,476
India ............................................... — 5,595,321 — 5,595,321
Ireland .............................................. 3,967,689 — — 3,967,689
Israel ............................................... 880,111 — — 880,111
Italy ................................................ — 8,837,765 — 8,837,765
Japan ............................................... 325,451 22,421,865 — 22,747,316
Malaysia ............................................. — 133,476 — 133,476
Mexico .............................................. 984,938 — — 984,938
Netherlands ........................................... — 148,464 — 148,464
Republic of Turkiye ...................................... — 1,736,125 — 1,736,125
Russia .............................................. — — 3 3
Singapore ............................................ — 508,134 — 508,134
South Korea .......................................... — 10,017,626 — 10,017,626
Spain ............................................... — 5,078,297 — 5,078,297
Sweden ............................................. — 1,786,670 — 1,786,670
Switzerland ........................................... — 4,566,242 — 4,566,242
Taiwan .............................................. — 13,829,145 — 13,829,145
United Kingdom ........................................ — 11,318,735 — 11,318,735
United States .......................................... 335,438,339 11,488,179 — 346,926,518
Preferred Securities ....................................... — 1,498,679 — 1,498,679
Short-Term Securities
Money Market Funds ...................................... 10,710,835 — — 10,710,835
$ 369,625,172 $ 150,755,549 $ 3 $ 520,380,724
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 62,938 $ — $ — $ 62,938
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedules of Investments
(unaudited)
December 31, 2025
BlackRock International Select Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 3.6%
CAR Group Ltd. ............... 60,791 $ 1,245,077
Cochlear Ltd. ................ 8,245 1,431,491
REA Group Ltd. ............... 11,536 1,406,296
4,082,864
Austria — 1.1%
Erste Group Bank AG ........... 10,500 1,259,049
Belgium — 1.8%
KBC Group NV ............... 15,589 2,030,249
Denmark — 2.5%
Chemometec A/S .............. 26,174 2,801,251
Finland — 2.4%
Kone OYJ , Class B ............ 37,941 2,687,852
France — 13.7%
Airbus SE ................... 15,312 3,555,814
Hermes International SCA ........ 824 2,045,869
LVMH Moet Hennessy Louis Vuitton SE 106 79,896
Safran SA ................... 13,583 4,731,191
Schneider Electric SE ........... 11,208 3,066,231
Thales SA ................... 7,798 2,103,634
15,582,635
Germany — 11.2%
MTU Aero Engines AG .......... 8,662 3,590,643
Nemetschek SE ............... 10,339 1,118,579
SAP SE .................... 10,553 2,564,047
Siemens Energy AG
(a)
........... 19,402 2,721,879
Talanx AG ................... 20,901 2,776,467
12,771,615
Ireland — 3.1%
AIB Group plc ................ 336,178 3,593,860
Italy — 6.8%
Intesa Sanpaolo SpA ........... 358,460 2,476,997
UniCredit SpA ................ 63,300 5,242,930
7,719,927
Japan — 8.3%
Advantest Corp. ............... 43,200 5,462,550
BayCurrent, Inc. .............. 32,400 1,343,424
Hitachi Ltd. .................. 84,600 2,653,189
9,459,163
Netherlands — 9.4%
ABN AMRO Bank NV , CVA
(b) (c)
..... 102,344 3,575,786
Adyen NV
(a) (b) (c)
............... 1,959 3,159,034
ASM International NV ........... 2,234 1,352,453
BE Semiconductor Industries NV ... 17,117 2,676,005
10,763,278
Norway — 0.6%
Kongsberg Gruppen ASA ........ 26,295 673,817
Singapore — 2.0%
Sea Ltd. , ADR, Class A
(a)
......... 17,806 2,271,511
Spain — 3.3%
CaixaBank SA ................ 306,192 3,743,542
Switzerland — 7.0%
Belimo Holding AG (Registered) .... 2,804 2,739,686
Cie Financiere Richemont SA
(Registered) ............... 12,606 2,718,497
Galderma Group AG ............ 7,325 1,491,611
Security
Shares
Shares Value
Switzerland (continued)
SMG Swiss Marketplace Group AG
(a) (b) (c)
(d)
...................... 23,613 $ 1,079,800
8,029,594
Taiwan — 6.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 147,000 7,226,121
United Kingdom — 11.5%
3i Group plc ................. 36,951 1,620,258
Lloyds Banking Group plc ........ 3,491,056 4,617,670
NatWest Group plc ............. 165,640 1,453,041
RELX plc ................... 76,683 3,089,314
Weir Group plc (The) ........... 60,510 2,312,874
13,093,157
United States — 4.7%
Mastercard, Inc. , Class A ......... 9,394 5,362,847
Total Long-Term Investments — 99.3%
(Cost: $ 87,919,537 ) .............................. 113,152,332
Short-Term Securities
Money Market Funds — 1.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.89%
(g)
....... 711,187 711,543
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.65% ...... 511,065 511,065
Total Short-Term Securities — 1 .1%
(Cost: $ 1,222,608 ) .............................. 1,222,608
Total Investments — 100.4%
(Cost: $ 89,142,145 ) .............................. 114,374,940
Liabilities in Excess of Other Assets — (0.4) % ............ (416,983)
Net Assets — 100.0% .............................. $ 113,957,957

Schedules of Investments
(unaudited) (continued)
December 31, 2025
BlackRock International Select Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 711,543
(a)
$ — $ — $ — $ 711,543 711,187 $ 133
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 390,906 120,159
(a)
— — — 511,065 511,065 7,732 —
$ — $ — $ 1,222,608 $ 7,865 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 4,082,864 $ — $ 4,082,864
Austria .............................................. — 1,259,049 — 1,259,049
Belgium ............................................. — 2,030,249 — 2,030,249
Denmark ............................................. — 2,801,251 — 2,801,251
Finland .............................................. — 2,687,852 — 2,687,852
France .............................................. — 15,582,635 — 15,582,635
Germany ............................................ — 12,771,615 — 12,771,615
Ireland .............................................. — 3,593,860 — 3,593,860
Italy ................................................ — 7,719,927 — 7,719,927
Japan ............................................... — 9,459,163 — 9,459,163
Netherlands ........................................... — 10,763,278 — 10,763,278
Norway .............................................. — 673,817 — 673,817
Singapore ............................................ 2,271,511 — — 2,271,511
Spain ............................................... — 3,743,542 — 3,743,542
Switzerland ........................................... — 8,029,594 — 8,029,594
Taiwan .............................................. — 7,226,121 — 7,226,121
United Kingdom ........................................ — 13,093,157 — 13,093,157
United States .......................................... 5,362,847 — — 5,362,847
Short-Term Securities
Money Market Funds ...................................... 1,222,608 — — 1,222,608
$ 8,856,966 $ 105,517,974 $ — $ 114,374,940

Statements of Assets and Liabilities
(unaudited)
December 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Global Fund,
Inc.
BlackRock
International
Select Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 509,669,889 $ 113,152,332
Investments, at value — affiliated
(c)
........................................................................... 10,710,835 1,222,608
Cash .............................................................................................. 1,967 6,701
Cash pledged:
Futures contracts ..................................................................................... 549,000 —
Foreign currency, at value
(d)
................................................................................ 2,748,237 309,696
Receivables: – –
Investment s sold ..................................................................................... 7,165,532 —
Securities lending income — affiliated ....................................................................... 15 133
Capital shares sold .................................................................................... — 5,783
Dividends — unaffiliated ................................................................................ 792,654 160,099
Dividends — affiliated .................................................................................. 22,060 1,376
From the Manager .................................................................................... 48,329 5,146
Prepaid e xpenses ...................................................................................... 43,903 45,201
Total a ssets ..........................................................................................
531,752,421 114,909,075
LIABILITIES
Collateral on securities loaned .............................................................................. — 711,543
Payables: – –
Investments purchased ................................................................................. 9,365,197 —
Accounting services fees ................................................................................ 63,656 27,510
Capital shares redeemed ................................................................................ 105,226 —
Custodian fees ....................................................................................... 17,327 —
Deferred foreign capital gain tax ........................................................................... 56,630 —
Interest expense ..................................................................................... 384 87
Investment advisory fees ................................................................................ 251,076 40,132
Directors' and Officer's fees .............................................................................. 2,891 2,062
Other affiliate fees .................................................................................... 2,513 465
Printing and postage fees ............................................................................... 44,611 31,874
Professional fees ..................................................................................... — 85,266
Service and distribution fees .............................................................................. 66,574 15,777
Transfer agent fees ................................................................................... 147,714 21,916
Other accrued expenses ................................................................................ 19,405 14,486
Variation margin on futures contracts ........................................................................ 69,587 —
Total li abilities .........................................................................................
10,212,791 951,118
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 521,539,630 $ 113,957,957
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 382,391,898 $ 87,157,686
Accumulated earnings ................................................................................... 139,147,732 26,800,271
NET ASSETS .........................................................................................
$ 521,539,630 $ 113,957,957
(a)
  Investments, at cost — unaffiliated ................................................................... $ 374,083,454 $ 87,919,537
(b)
  Securities loaned, at value ........................................................................ $ — $ 685,158
(c)
  Investments, at cost — affiliated ..................................................................... $ 10,710,835 $ 1,222,608
(d)
  Foreign currency, at cost ......................................................................... $ 2,739,083 $ 305,952

Statements of Assets and Liabilities
(unaudited) (continued)
December 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Global Fund, Inc.
BlackRock
International
Select Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 167,224,477 $ 36,480,797
Shares outstanding ...................................................................................
5,553,419 1,651,600
Net asset value .....................................................................................
$ 30.11 $ 22.09
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor A
Net assets .........................................................................................
$ 313,325,704 $ 72,891,800
Shares outstanding ...................................................................................
11,324,255 3,392,095
Net asset value .....................................................................................
$ 27.67 $ 21.49
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor C
Net assets .........................................................................................
$ 2,542,328 $ 827,942
Shares outstanding ...................................................................................
127,183 61,450
Net asset value .....................................................................................
$ 19.99 $ 13.47
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class K
Net assets .........................................................................................
$ 34,621,161 $ 3,345,701
Shares outstanding ...................................................................................
1,149,525 151,799
Net asset value .....................................................................................
$ 30.12 $ 22.04
Shares authorized ...................................................................................
2.0 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class R
Net assets .........................................................................................
$ 3,825,960 $ 411,717
Shares outstanding ...................................................................................
163,972 27,378
Net asset value .....................................................................................
$ 23.33 $ 15.04
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended December 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage Global
Fund, Inc.
BlackRock
International
Select Equity
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 5,382,023 $ 657,301
Dividends — affiliated ............................................................................... 140,790 7,732
Interest — unaffiliated ............................................................................... 11,738 5,385
Securities lending income — affiliated — net ............................................................... 1,380 133
Foreign taxes withheld .............................................................................. (287,794) (78,607)
Foreign withholding tax claims ......................................................................... 56,175 2,098
Total investment income ...............................................................................
5,304,312 594,042
EXPENSES
Investment advisory ................................................................................ 1,673,923 434,228
Service and distribution — class specific .................................................................. 403,060 97,959
Transfer agent — class specific ........................................................................ 384,805 60,698
Professional ..................................................................................... 84,588 179,559
Custodian ....................................................................................... 44,158 26,386
Accounting services ................................................................................ 31,203 17,012
Registration ..................................................................................... 28,394 32,123
Printing and postage ............................................................................... 26,107 20,301
Directors and Officer ............................................................................... 5,195 3,681
Miscellaneous .................................................................................... 30,793 14,989
Total expenses excluding interest expense ...................................................................
2,712,226 886,936
Interest expense .................................................................................. 1,388 2,003
Total e xpenses .....................................................................................
2,713,614 888,939
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (246,925) (265,047)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (266,315) (32,605)
Total ex penses after fees waived and/or reimbursed ............................................................
2,200,374 591,287
Net investment income ................................................................................
3,103,938 2,755
REALIZED AND UNREALIZED GAIN (LOSS) $ 58,095,219 $ (896,407)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 24,858,448 $ 6,030,719
Investments — affiliated ........................................................................... 10 —
Foreign currency transactions ....................................................................... (54,559) (27,030)
Futures contracts ................................................................................ 954,446 —
25,758,345 6,003,689
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(a)
........................................................................ 32,470,514 (6,897,852)
Foreign currency translations ........................................................................ (4,996) (2,244)
Futures contracts ................................................................................ (128,644) —
32,336,874 (6,900,096)
Net realized and unrealized gain (loss) .....................................................................
58,095,219 (896,407)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................
$ 61,199,157 $ (893,652)
(a)
  Net of increase in deferred foreign capital gain tax of ..........................................................
$ (56,630) $ —

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Advantage Global Fund, Inc. BlackRock International Select Equity Fund
Six Months Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Six Months Ended
12/31/25
(unaudited)
Year Ended
06/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,103,938 $ 4,885,124 $ 2,755 $ 539,954
Net realized gain ................................................ 25,758,345 36,245,135 6,003,689 23,637,763
Net change in unrealized appreciation (depreciation) ........................ 32,336,874 16,313,435 (6,900,096) (5,887,564)
Net increase (decrease) in net assets resulting from operations ...................
61,199,157 57,443,694 (893,652) 18,290,153
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (12,885,466) (7,995,890) (3,993,440) (377,300)
Investor A .................................................... (25,928,929) (36,823,700) (8,049,117) (777,864)
Investor C .................................................... (248,104) (396,309) (154,526) (14,125)
Class K ...................................................... (2,679,405) (3,539,209) (370,922) (31,699)
Class R ...................................................... (350,386) (409,531) (54,741) (4,673)
Decrease in net assets resulting from distributions to shareholders .................
(42,092,290) (49,164,639) (12,622,746) (1,205,661)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
29,124,472 82,497,163 7,964,309 (4,980,529)
NET ASSETS
Total increase (decrease) in net assets ................................... 48,231,339 90,776,218 (5,552,089) 12,103,963
Beginning of period ................................................
473,308,291 382,532,073 119,510,046 107,406,083
End of period ....................................................
$ 521,539,630 $ 473,308,291 $ 113,957,957 $ 119,510,046
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Institutional
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 28.89  $ 28.62  $ 23.77  $ 20.70  $ 28.57  $ 21.48
Net investment income
(a)
...................
0 .21  0 .41  0 .28  0 .38  0 .33  0 .24
Net realized and unrealized gain (loss) ..........
3 .54  3 .58  4 .93  3 .08  ( 4 .04 ) 7 .82
Net increase (decrease) from investment operations .. 3.75  3.99  5.21  3.46  (3.71) 8.06
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .43 ) ( 0 .38 ) ( 0 .36 ) ( 0 .39 ) ( 0 .33 ) ( 0 .35 )
From net realized gain ..................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................... (2.53) (3.72) (0.36) (0.39) (4.16) (0.97)
Net asset value, end of period ................ $ 30.11  $ 28.89  $ 28.62  $ 23.77  $ 20.70  $ 28.57
Total Return
(c)
Based on net asset value .................... 13.09%
(d)
14.73% 22.20%
(e)
16.94% (15.52)% 38.23%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.95%
(g)
0.94% 0.98% 1.12% 1.10% 1.19%
Total expenses after fees waived and/or reimbursed ..
0.71%
(g)
0.71% 0.71% 0.71% 0.71% 0.71%
Net investment income .....................
1.38%
(g)
1.48% 1.12% 1.75% 1.33% 0.96%
Supplemental Data
Net assets, end of period (000) ................ $ 167,224  $ 155,176  $ 65,667  $ 56,145  $ 62,236  $ 95,405
Portfolio turnover rate ....................... 66% 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.12%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Investor A
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 26.71  $ 26.71  $ 22.24  $ 19.39  $ 27.02  $ 20.36
Net investment income
(a)
...................
0 .16  0 .27  0 .20  0 .31  0 .27  0 .17
Net realized and unrealized gain (loss) ..........
3 .26  3 .38  4 .60  2 .88  ( 3 .80 ) 7 .41
Net increase (decrease) from investment operations .. 3.42  3.65  4.80  3.19  (3.53) 7.58
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .36 ) ( 0 .31 ) ( 0 .33 ) ( 0 .34 ) ( 0 .27 ) ( 0 .30 )
From net realized gain ..................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................... (2.46) (3.65) (0.33) (0.34) (4.10) (0.92)
Net asset value, end of period ................ $ 27.67  $ 26.71  $ 26.71  $ 22.24  $ 19.39  $ 27.02
Total Return
(c)
Based on net asset value .................... 12.94%
(d)
14.48% 21.87%
(e)
16.65% (15.73)% 37.91%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.15%
(g)
1.20% 1.26% 1.41% 1.40% 1.51%
Total expenses after fees waived and/or reimbursed ..
0.96%
(g)
0.96% 0.96% 0.96% 0.96% 0.96%
Net investment income .....................
1.13%
(g)
1.05% 0.85% 1.51% 1.14% 0.71%
Supplemental Data
Net assets, end of period (000) ................ $ 313,326  $ 280,951  $ 287,093  $ 274,647  $ 264,270  $ 327,701
Portfolio turnover rate ....................... 66% 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.78%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Investor C
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 19.87  $ 20.74  $ 17.42  $ 15.24  $ 22.06  $ 16.58
Net investment income (loss)
(a)
...............
0 .04  0 .05  0 .02  0 .12  0 .06  ( 0 .01 )
Net realized and unrealized gain (loss) ..........
2 .42  2 .58  3 .58  2 .26  ( 2 .97 ) 6 .04
Net increase (decrease) from investment operations .. 2.46  2.63  3.60  2.38  (2.91) 6.03
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .24 ) ( 0 .16 ) ( 0 .28 ) ( 0 .20 ) ( 0 .14 ) —
From net realized gain ..................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .77 ) ( 0 .55 )
Total distributions .......................... (2.34) (3.50) (0.28) (0.20) (3.91) (0.55)
Net asset value, end of period ................ $ 19.99  $ 19.87  $ 20.74  $ 17.42  $ 15.24  $ 22.06
Total Return
(c)
Based on net asset value .................... 12.53%
(d)
13.61% 20.91%
(e)
15.78% (16.36)% 36.88%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.98%
(g)
2.06% 2.10% 2.20% 2.19% 2.42%
Total expenses after fees waived and/or reimbursed ..
1.71%
(g)
1.71% 1.71% 1.71% 1.71% 1.71%
Net investment income (loss) .................
0.39%
(g)
0.27% 0.10% 0.76% 0.31% (0.06)%
Supplemental Data
Net assets, end of period (000) ................ $ 2,542  $ 2,053  $ 2,473  $ 2,620  $ 3,795  $ 7,922
Portfolio turnover rate ....................... 66% 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 20.86%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Class K
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 28.91  $ 28.63  $ 23.78  $ 20.71  $ 28.58  $ 21.48
Net investment income
(a)
...................
0 .22  0 .39  0 .27  0 .39  0 .36  0 .27
Net realized and unrealized gain (loss) ..........
3 .53  3 .62  4 .95  3 .08  ( 4 .05 ) 7 .81
Net increase (decrease) from investment operations .. 3.75  4.01  5.22  3.47  (3.69) 8.08
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .44 ) ( 0 .39 ) ( 0 .37 ) ( 0 .40 ) ( 0 .35 ) ( 0 .36 )
From net realized gain ..................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................... (2.54) (3.73) (0.37) (0.40) (4.18) (0.98)
Net asset value, end of period ................ $ 30.12  $ 28.91  $ 28.63  $ 23.78  $ 20.71  $ 28.58
Total Return
(c)
Based on net asset value .................... 13.10%
(d)
14.82% 22.22%
(e)
16.99% (15.46)% 38.34%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.76%
(g)
0.82% 0.84% 0.98% 1.00% 1.13%
Total expenses after fees waived and/or reimbursed ..
0.66%
(g)
0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income .....................
1.43%
(g)
1.39% 1.10% 1.81% 1.45% 1.04%
Supplemental Data
Net assets, end of period (000) ................ $ 34,621  $ 31,024  $ 24,606  $ 56,522  $ 49,643  $ 56,800
Portfolio turnover rate ....................... 66% 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.05%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Class R
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 22.84  $ 23.35  $ 19.51  $ 17.05  $ 24.24  $ 18.33
Net investment income
(a)
...................
0 .10  0 .19  0 .12  0 .22  0 .18  0 .10
Net realized and unrealized gain (loss) ..........
2 .79  2 .90  4 .04  2 .53  ( 3 .33 ) 6 .65
Net increase (decrease) from investment operations .. 2.89  3.09  4.16  2.75  (3.15) 6.75
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .30 ) ( 0 .26 ) ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .22 )
From net realized gain ..................... ( 2 .10 ) ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................... (2.40) (3.60) (0.32) (0.29) (4.04) (0.84)
Net asset value, end of period ................ $ 23.33  $ 22.84  $ 23.35  $ 19.51  $ 17.05  $ 24.24
Total Return
(c)
Based on net asset value .................... 12.80%
(d)
14.15% 21.59%
(e)
16.34% (15.94)% 37.52%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.53%
(g)
1.54% 1.60% 1.76% 1.82% 1.79%
Total expenses after fees waived and/or reimbursed ..
1.21%
(g)
1.21% 1.21% 1.21% 1.21% 1.21%
Net investment income .....................
0.86%
(g)
0.87% 0.61% 1.25% 0.85% 0.45%
Supplemental Data
Net assets, end of period (000) ................ $ 3,826  $ 4,105  $ 2,693  $ 2,283  $ 2,506  $ 3,996
Portfolio turnover rate ....................... 66% 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.49%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Institutional
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 24.81  $ 21.20  $ 19.23  $ 14.70  $ 20.34  $ 14.31
Net investment income
(a)
...................
0 .02  0 .15  0 .25  0 .24  0 .13  0 .03
Net realized and unrealized gain (loss) ..........
( 0 .18 ) 3 .73  1 .96  4 .41  ( 5 .77 ) 6 .00
Net increase (decrease) from investment operations .. (0.16) 3.88  2.21  4.65  (5.64) 6.03
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .26 ) ( 0 .27 ) ( 0 .24 ) ( 0 .12 ) —  —
From net realized gain ..................... ( 2 .30 ) —  —  —  —  —
Total distributions .......................... (2.56) (0.27) (0.24) (0.12) —  —
Net asset value, end of period ................ $ 22.09  $ 24.81  $ 21.20  $ 19.23  $ 14.70  $ 20.34
Total Return
(c)
Based on net asset value .................... (0.64)%
(d)
18.52% 11.65% 31.80% (27.73)% 42.14%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.36%
(f)
1.32% 1.27% 1.48% 1.17% 1.18%
Total expenses after fees waived and/or reimbursed ..
0.85%
(f)
0.95% 1.09% 1.31% 1.10% 1.12%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.85%
(f)
0.94% 1.04% 1.04% 1.09% 1.12%
Net investment income .....................
0.17%
(f)
0.69% 1.29% 1.43% 0.65% 0.19%
Supplemental Data
Net assets, end of period (000) ................ $ 36,481  $ 37,980  $ 31,712  $ 34,272  $ 25,025  $ 81,809
Portfolio turnover rate ....................... 31% 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Investor A
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 24.17  $ 20.69  $ 18.80  $ 14.37  $ 19.93  $ 14.05
Net investment income (loss)
(a)
...............
( 0 .01 ) 0 .09  0 .21  0 .18  0 .09  ( 0 .01 )
Net realized and unrealized gain (loss) ..........
( 0 .16 ) 3 .63  1 .90  4 .33  ( 5 .65 ) 5 .89
Net increase (decrease) from investment operations .. (0.17) 3.72  2.11  4.51  (5.56) 5.88
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .21 ) ( 0 .24 ) ( 0 .22 ) ( 0 .08 ) —  —
From net realized gain ..................... ( 2 .30 ) —  —  —  —  —
Total distributions .......................... (2.51) (0.24) (0.22) (0.08) —  —
Net asset value, end of period ................ $ 21.49  $ 24.17  $ 20.69  $ 18.80  $ 14.37  $ 19.93
Total Return
(c)
Based on net asset value .................... (0.73)%
(d)
18.18% 11.36% 31.49% (27.90)% 41.85%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.62%
(f)
1.54% 1.50% 1.71% 1.40% 1.39%
Total expenses after fees waived and/or reimbursed ..
1.10%
(f)
1.20% 1.34% 1.56% 1.33% 1.33%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.10%
(f)
1.19% 1.29% 1.29% 1.32% 1.33%
Net investment income (loss) .................
(0.08)%
(f)
0.43% 1.08% 1.07% 0.48% (0.03)%
Supplemental Data
Net assets, end of period (000) ................ $ 72,892  $ 76,535  $ 71,961  $ 71,692  $ 59,981  $ 87,462
Portfolio turnover rate ....................... 31% 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Investor C
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 16.05  $ 13.87  $ 12.73  $ 9.76  $ 13.63  $ 9.68
Net investment income (loss)
(a)
...............
( 0 .06 ) ( 0 .05 ) 0 .04  0 .04  ( 0 .06 ) ( 0 .10 )
Net realized and unrealized gain (loss) ..........
( 0 .11 ) 2 .42  1 .28  2 .93  ( 3 .81 ) 4 .05
Net increase (decrease) from investment operations .. (0.17) 2.37  1.32  2.97  (3.87) 3.95
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .11 ) ( 0 .19 ) ( 0 .18 ) —  —  —
From net realized gain ..................... ( 2 .30 ) —  —  —  —  —
Total distributions .......................... (2.41) (0.19) (0.18) —  —  —
Net asset value, end of period ................ $ 13.47  $ 16.05  $ 13.87  $ 12.73  $ 9.76  $ 13.63
Total Return
(c)
Based on net asset value .................... (1.12)%
(d)
17.34% 10.52% 30.43% (28.39)% 40.81%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
2.52%
(f)
2.47% 2.34% 2.44% 2.17% 2.17%
Total expenses after fees waived and/or reimbursed ..
1.85%
(f)
1.95% 2.09% 2.32% 2.10% 2.11%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.85%
(f)
1.94% 2.03% 2.02% 2.09% 2.11%
Net investment income (loss) .................
(0.86)%
(f)
(0.32)% 0.33% 0.36% (0.45)% (0.86)%
Supplemental Data
Net assets, end of period (000) ................ $ 828  $ 1,077  $ 1,173  $ 1,267  $ 1,055  $ 2,451
Portfolio turnover rate ....................... 31% 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Class K
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 24.76  $ 21.16  $ 19.19  $ 14.69  $ 20.30  $ 14.26
Net investment income
(a)
...................
0 .02  0 .19  0 .35  0 .23  0 .16  0 .06
Net realized and unrealized gain (loss) ..........
( 0 .17 ) 3 .68  1 .87  4 .42  ( 5 .77 ) 5 .98
Net increase (decrease) from investment operations .. (0.15) 3.87  2.22  4.65  (5.61) 6.04
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .27 ) ( 0 .27 ) ( 0 .25 ) ( 0 .15 ) —  —
From net realized gain ..................... ( 2 .30 ) —  —  —  —  —
Total distributions .......................... (2.57) (0.27) (0.25) (0.15) —  —
Net asset value, end of period ................ $ 22.04  $ 24.76  $ 21.16  $ 19.19  $ 14.69  $ 20.30
Total Return
(c)
Based on net asset value .................... (0.60)%
(d)
18.54% 11.71% 31.81% (27.64)% 42.36%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.28%
(f)
1.23% 1.15% 1.37% 1.08% 1.04%
Total expenses after fees waived and/or reimbursed ..
0.80%
(f)
0.89% 1.03% 1.25% 1.01% 0.98%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.80%
(f)
0.88% 0.98% 0.99% 1.00% 0.98%
Net investment income .....................
0.21%
(f)
0.87% 1.77% 1.40% 0.83% 0.34%
Supplemental Data
Net assets, end of period (000) ................ $ 3,346  $ 3,562  $ 2,256  $ 1,098  $ 886  $ 860
Portfolio turnover rate ....................... 31% 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Class R
Six Months
Ended
12/31/25
(unaudited)
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of period ...........
$ 17.68  $ 15.22  $ 13.91  $ 10.61  $ 14.79  $ 10.46
Net investment income (loss)
(a)
...............
( 0 .02 ) 0 .03  0 .12  0 .12  ( 0 .06 ) ( 0 .04 )
Net realized and unrealized gain (loss) ..........
( 0 .13 ) 2 .66  1 .40  3 .18  ( 4 .12 ) 4 .37
Net increase (decrease) from investment operations .. (0.15) 2.69  1.52  3.30  (4.18) 4.33
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .19 ) ( 0 .23 ) ( 0 .21 ) —  —  —
From net realized gain ..................... ( 2 .30 ) —  —  —  —  —
Total distributions .......................... (2.49) (0.23) (0.21) —  —  —
Net asset value, end of period ................ $ 15.04  $ 17.68  $ 15.22  $ 13.91  $ 10.61  $ 14.79
Total Return
(c)
Based on net asset value .................... (0.89)%
(d)
17.96% 11.09% 31.10% (28.26)% 41.40%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
2.03%
(f)
1.95% 1.92% 2.20% 1.91% 1.73%
Total expenses after fees waived and/or reimbursed ..
1.35%
(f)
1.45% 1.59% 1.82% 1.84% 1.67%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
1.35%
(f)
1.44% 1.53% 1.54% 1.83% 1.67%
Net investment income (loss) .................
(0.32)%
(f)
0.20% 0.88% 0.96% (0.41)% (0.32)%
Supplemental Data
Net assets, end of period (000) ................ $ 412  $ 357  $ 304  $ 279  $ 195  $ 471
Portfolio turnover rate ....................... 31% 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock International Select Equity Fund (the “Trust”) are each registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage Global Fund, Inc. ......................................... Advantage Global Diversified
BlackRock International Select Equity Fund ....................................... International Select Equity Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
International Select Equity
Morgan Stanley .............................. $ 685,158 $ (685,158) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to International Select Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by International Select Equity to the Manager.
Service and Distribution Fees: The Funds entered into a Distribution Agreement and a Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended December 31, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  December 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each
Fund’s Investor A Shares as follows:
For the six months ended December 31, 2025, affiliates received CDSCs as follows:
Investment Advisory Fees
Average Daily Net Assets Advantage Global
International Select
Equity
First $1 billion ........................................................................................... 0.66% 0.75%
$1 billion - $3 billion ....................................................................................... 0.62 0.71
$3 billion - $5 billion ....................................................................................... 0.59 0.68
$5 billion - $10 billion ...................................................................................... 0.57 0.65
Greater than $10 billion ..................................................................................... 0.56 0.64
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
Advantage Global ..................................................................... $ 381,873 $ 11,131 $ 10,056 $ 403,060
International Select Equity ................................................................ 92,648 4,367 944 97,959
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 127 $ 2,179 $ 173 $ 20 $ 38 $ 2,537
International Select Equity ................................................ 439 1,064 58 7 12 1,580
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 155,912 $ 220,732 $ 2,478 $ 305 $ 5,378 $ 384,805
International Select Equity ................................................ 18,595 40,292 1,010 281 520 60,698
Fund Name Other Fees
Advantage Global ........................................................................................................ $ 1,633
International Select Equity ................................................................................................... 194
Fund Name Investor A
International Select Equity .................................................................................................... $ 128

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statements of Operations. For the six months ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Global ........................................................................................................ $ 2,865
International Select Equity ................................................................................................... 171
Fund Name Institutional Investor A Investor C Class K Class R
Advantage Global .......................................................... 0.71% 0.96% 1.71% 0.66% 1.21%
International Select Equity ..................................................... 0.85 1.10 1.85 0.80 1.35
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Advantage Global .......................................................................................................... $ 244,060
International Select Equity ..................................................................................................... 264,876
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Advantage Global
Institutional ....................................................................................................... $ 115,359
Investor A ........................................................................................................ 144,357
Investor C ........................................................................................................ 1,922
Class K ......................................................................................................... 305
Class R ......................................................................................................... 4,372
$ 266,315
International Select Equity
Institutional ....................................................................................................... 9,343
Investor A ........................................................................................................ 21,763
Investor C ........................................................................................................ 792
Class K ......................................................................................................... 281
Class R ......................................................................................................... 426
$ 32,605

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Global retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Advantage Global, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, International Select Equity retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, International Select Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended December 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended December 31, 2025, purchases and sales of investments and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Fund Name Amounts
Advantage Global ........................................................................................................ $ 324
International Select Equity ................................................................................................... 25
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Global ..................................................................... $ 54,634,609 $ 49,886,469 $ 234
Other Securities
Fund Name Purchases Sales
Advantage Global ..................................................................................... $ 327,027,066 $ 337,517,795
International Select Equity ................................................................................ 35,328,459 39,252,972

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate
(“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Global ................................................. $ 386,866,921 $ 140,053,178 $ (6,476,437) $ 133,576,741
International Select Equity ........................................... 89,516,740 28,266,793 (3,408,593) 24,858,200

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
12/31/25
Year Ended
06/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Advantage Global
Institutional
Shares sold ..........................................
455,318 $ 14,062,857 4,673,940 $ 125,753,188
Shares issued in reinvestment of distributions .....................
420,530 12,510,757 273,252 7,443,385
Shares redeemed ......................................
(692,910) (21,362,395) (1,871,345) (51,387,479)
182,938 $ 5,211,219 3,075,847 $ 81,809,094
Investor A
Shares sold and automatic conversion of shares ....................
724,370 $ 20,209,805 442,585 $ 11,458,394
Shares issued in reinvestment of distributions .....................
870,300 23,794,001 1,330,479 33,541,369
Shares redeemed ......................................
(789,904) (22,367,016) (2,001,839) (51,550,090)
804,766 $ 21,636,790 (228,775) $ (6,550,327)
Investor C
Shares sold ..........................................
24,859 $ 513,303 14,753 $ 288,688
Shares issued in reinvestment of distributions .....................
12,556 248,104 21,035 396,309
Shares redeemed and automatic conversion of shares ...............
(13,517) (284,044) (51,734) (994,515)
23,898 $ 477,363 (15,946) $ (309,518)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of December 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of International Select Equity.
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of Advantage Global and International Select Equity, is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds, will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of December 31, 2025 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund(s) of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund's NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the year ended June 30, 2025, International Select Equity filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years June
30, 2023, and June 30, 2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
12/31/25
Year Ended
06/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
89,477 $ 2,754,176 307,126 $ 8,677,399
Shares issued in reinvestment of distributions .....................
90,064 2,679,405 129,927 3,539,209
Shares redeemed ......................................
(103,281) (3,210,610) (223,255) (6,035,725)
76,260 $ 2,222,971 213,798 $ 6,180,883
Class R
Shares sold ..........................................
9,312 $ 222,722 80,139 $ 1,707,007
Shares issued in reinvestment of distributions .....................
15,194 350,386 18,969 409,531
Shares redeemed ......................................
(40,244) (996,979) (34,740) (749,507)
(15,738) $ (423,871) 64,368 $ 1,367,031
1,072,124 $ 29,124,472 3,109,292 $ 82,497,163
International Select Equity
Institutional
Shares sold ..........................................
81,079 $ 1,823,633 195,815 $ 4,503,485
Shares issued in reinvestment of distributions .....................
121,292 2,740,579 15,740 329,132
Shares redeemed ......................................
(81,869) (1,847,617) (176,538) (3,814,000)
120,502 $ 2,716,595 35,017 $ 1,018,617
Investor A
Shares sold and automatic conversion of shares ....................
137,089 $ 3,086,766 86,651 $ 1,917,380
Shares issued in reinvestment of distributions .....................
302,536 6,654,265 30,956 631,816
Shares redeemed ......................................
(213,427) (4,701,570) (430,151) (9,123,647)
226,198 $ 5,039,461 (312,544) $ (6,574,451)
Investor C
Shares sold ..........................................
4,988 $ 71,618 24,490 $ 353,130
Shares issued in reinvestment of distributions .....................
10,993 154,526 1,038 14,122
Shares redeemed and automatic conversion of shares ...............
(21,598) (304,993) (43,033) (610,874)
(5,617) $ (78,849) (17,505) $ (243,622)
Class K
Shares sold ..........................................
27,276 $ 612,836 55,138 $ 1,208,110
Shares issued in reinvestment of distributions .....................
15,072 339,913 1,362 28,422
Shares redeemed ......................................
(34,378) (778,056) (19,298) (420,468)
7,970 $ 174,693 37,202 $ 816,064
Class R
Shares sold ..........................................
3,700 $ 58,228 1,585 $ 24,625
Shares issued in reinvestment of distributions .....................
3,531 54,741 312 4,673
Shares redeemed ......................................
(36) (560) (1,682) (26,435)
7,195 $ 112,409 215 $ 2,863
356,248 $ 7,964,309 (257,615) $ (4,980,529)

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and Trust is paid by the Corporation and Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock International Select Equity Fund.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
MSCI Morgan Stanley Capital International
PJSC Public Joint Stock Company
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
BlackRock Advantage Global Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Advantage Global Fund, Inc.

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Advantage Global Fund, Inc.

Date: February 24, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: February 24, 2026